Analysis of performance by segment - Short-term fluctuations related to debt securities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities	£ (1,124)	£ 9
Operating segments | Jackson (US insurance operations)
Interest-related realised (losses) gains:
Total short-term fluctuations related to debt securities	(1,521)	244
Operating segments | Jackson (US insurance operations) | Debt securities
(Charges) credits in the period:
Losses on sales of impaired and deteriorating bonds	(19)	(1)
Bond write-downs	(1)	(2)
Recoveries/reversals	1	18
Total (charges) credits in the period	(19)	15
Risk margin allowance deducted from adjusted IFRS operating profit based on longer-term investment returns	42	38
Total credits (charge) in the period, net of risk margin allowance	23	53
Interest-related realised (losses) gains:
Gains (losses) arising in the period	33	8
Amortisation of gains and losses arising in current and prior years to adjusted IFRS operating profit based on longer-term investment returns	(46)	(57)
Total interest-related realised (losses) gains	(13)	(49)
Related amortisation of deferred acquisition costs	1	2
Total short-term fluctuations related to debt securities	£ 11	£ 6